Investments in associates and joint ventures (Details Narrative)	12 Months Ended
Jun. 30, 2025 $ / shares
BHSA [Member]
Statement [Line Items]
Ownership percentage in BACS	62.28%
Market price of share	$ 343.50
Puerto Retiro [Member]
Statement [Line Items]
Provision of carrying value of its investment property	100.00%